Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
Intangible assets are summarized as follows (dollars in thousands):

	As of December 31, 2017
	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Content library:
Acquired content library	2.4	$32,835	$24,643	$8,192
Course creation costs	3.8	10,640	5,391	5,249
Total		$43,475	$30,034	$13,441
Intangible assets:
Technology	4.5	$4,500	$2,080	$2,420
Trademarks	4.8	1,162	773	389
Noncompetition agreements	0.8	390	390	—
Customer relationships	0.8	2,750	2,750	—
Database	—	40	40	—
Domain names	Indefinite	45	—	45
Total		$8,887	$6,033	$2,854

	As of December 31, 2018
	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Content library:
Acquired content library	0.5	$32,835	$32,229	$606
Course creation costs	3.5	13,552	7,108	6,444
Total		$46,387	$39,337	$7,050
Intangible assets:
Technology	2.6	$4,500	$2,786	$1,714
Trademarks	—	162	162	—
Noncompetition agreements	—	390	390	—
Customer relationships	—	2,750	2,750	—
Database	—	40	40	—
Domain names	Indefinite	45	—	45
Total		$7,887	$6,128	$1,759

Intangible assets are amortized using the straight-line method over the estimated useful lives. Amortization expense of acquired intangible assets was $8.0 million, $8.5 million, and $8.7 million for the years ended December 31, 2016, 2017, and 2018, respectively. Amortization expense of course creation costs was $1.3 million, $1.5 million, and $2.0 million for the years ended December 31, 2016, 2017, and 2018, respectively.
Based on the recorded intangible assets at December 31, 2018, estimated amortization expense is expected to be as follows (in thousands):

Year Ending December 31,	Amortization Expense

2019	$3,371
2020	2,358
2021	1,781
2022	894
2023	360
Total	$8,764